High Income Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)
(Expressed in United States Dollars)


Corporate Bonds & Notes -- 91.3%


                                               Principal
                                               Amount
Security                                       (000's omitted)    Value
--------------------------------------------------------------------------------
Apparel -- 2.2%
--------------------------------------------------------------------------------
Cluett American Corp., Sr. Sub. Notes,
10.125%, 5/15/08/(1)/                          $    5,280         $  4,857,600
Glenoit Corp., Sr. Sub. Notes,
11.00%, 4/15/07                                     8,600            8,428,000
William Carter Co., Sr. Sub. Notes,
10.375%, 12/1/06                                    6,275            6,588,750
--------------------------------------------------------------------------------
                                                                  $ 19,874,350
--------------------------------------------------------------------------------

Auto and Parts -- 1.6%
--------------------------------------------------------------------------------
Cambridge Industries, Inc., Sr. Sub.
Notes, 10.25%, 7/15/07                         $    2,520         $  2,368,800
Key Plastics, Inc., Sr. Notes,
14.00%, 11/15/99                                    5,500            5,940,000
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08/(1)/                                 6,100            5,764,500
--------------------------------------------------------------------------------
                                                                  $ 14,073,300
--------------------------------------------------------------------------------

Banks - Regional -- 0.2%
--------------------------------------------------------------------------------
First Nationwide Holdings, Inc., Sr.
Notes, 12.50%, 4/15/03                         $    1,600         $  1,838,000
--------------------------------------------------------------------------------
                                                                  $  1,838,000
--------------------------------------------------------------------------------

Broadcasting and Cable -- 10.0%
--------------------------------------------------------------------------------
Adelphia Communications Corp., Sr. Notes,
9.875%, 3/1/07                                 $    4,480         $  4,838,400
Adelphia Communications Corp., Sr. Notes,
10.50%, 7/15/04                                     2,640            2,884,200
Century Communications, Sr. Notes,
8.75%, 10/1/07                                      2,400            2,526,000
Chancellor Media Corp., Sr. Sub. Notes,
9.00%, 10/1/08/(1)/                                 7,200            7,272,000
Digital Television Services, Inc.,
Guaranteed Notes, 12.50%, 8/1/07                    6,410            6,826,650
Echostar DBS Corp., Sr. Sec. Notes,
12.50%, 7/1/02                                     11,885           12,449,537
Golden Sky Systems, Sr. Sub. Notes,
12.375%, 8/1/06/(1)/                                5,360            5,386,800
Intermedia Capital Partners, Sr. Sub.
Notes, 11.25%, 8/1/06                               2,625            2,926,875
Marcus Cable Co., Sr. Debs.,
11.875%, 10/1/05                                    2,800            2,954,000
Marcus Cable Co., Sr. Disc. Notes,
14.25%, (0% until 2000), 12/15/05                   8,500            7,926,250
NTL, Inc., Sr. Notes, 9.75%, (0%
until 2003), 4/1/08/(1)/                            3,700            2,238,500
NTL, Inc., Sr. Notes, 10.00%, 2/15/07               4,400            4,477,000
Star Choice Communications, Sr. Sec.
Notes, 13.00%, 12/15/05                               800              764,000
Telewest PLC, Debs., 9.625%, 10/1/06                6,260            6,322,600
Telewest PLC, Debs., 11.00%, (0% until
2002), 10/1/07                                      7,000            5,810,000
UIH Australia/Pacific, Inc., Sr. Disc.
Notes, Series B, 14.00%,
(0% until 2001), 5/15/06                            1,600              680,000
UIH Australia/Pacific, Inc., Sr. Disc.
Notes, Series D, 14.00%,
(0% until 2001), 5/15/06                            2,000              850,000
United International Holdings, Inc., Sr.
Disc. Notes, 10.75%, (0% until 2003),
2/15/08                                            22,300           10,815,500
--------------------------------------------------------------------------------
                                                                  $ 87,948,312
--------------------------------------------------------------------------------

Business Services -- 3.7%
--------------------------------------------------------------------------------
AP Holdings, Inc., Sr. Disc. Notes,
11.25%, (0% until 2003), 3/15/08               $    8,550         $  4,104,000
Apcoa, Inc., Sr. Sub. Notes,
9.25%, 3/15/08                                      1,200            1,086,000
Apcoa, Inc., Sr. Sub. Notes,
9.25%, 3/15/08                                      2,120            1,886,800
Federal Data Corp., Sr. Sub. Notes,
10.125%, 8/1/05                                     4,320            3,974,400
Geologistics Corp., Sr. Notes,
9.75%, 10/15/07                                     3,680            3,404,000
Intertek Finance PLC, Sr. Sub. Notes,
10.25%, 11/1/06                                     5,600            5,264,000
Spin Cycle, Inc., Sr. Disc. Notes,
12.75%,                                             3,400            1,836,000
(0% until 2001), 5/1/05/(1)/
Viasystems, Inc., Sr. Sub. Notes,
9.75%, 6/1/07                                       3,565            3,315,450
Viasystems, Inc., Sr. Sub. Notes, Series
B, 9.75%, 6/1/07                                    3,600            3,348,000
Wesco International, Inc., Sr. Disc.
Notes, 11.125%, (0% until 2003), 6/1/08             8,600            4,687,000
--------------------------------------------------------------------------------
                                                                  $ 32,905,650
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 5.3%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc., Sr. Disc.
Notes, 11.30%, (0% until 2002), 6/1/07         $    6,550         $  4,879,750
Allied Waste North America, Inc., Sr. Sub
Notes, LOC, 10.25%, 12/1/06                         8,200            8,979,000
Anthony Crane Rentals, Sr. Notes,
10.375%, 8/1/08/(1)/                                6,400            6,112,000
Crown Castle International Corp., Sr.
Disc. Notes, 10.625%, (0% until
2002), 11/15/07                                     5,400            3,375,000



                       See notes to financial statements

High Income Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D
(Expressed in United States Dollars)


                                               Principal
                                               Amount
Security                                       (000's omitted)    Value
--------------------------------------------------------------------------------

Business Services - Miscellaneous (continued)
--------------------------------------------------------------------------------
Pinnacle Holdings, Inc., Sr. Disc. Notes,
10.00%, (0% until 2003), 3/15/08               $    4,020         $  2,130,600
Richmont Marketing Special, Sr. Sub.
Notes, 10.125%, 12/15/07/(1)/                      10,970            9,873,000
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00%, (0% until 2003), 7/15/08/(1)/       12,800            6,080,000
Unisite, Inc., Sub. Notes, 13.00%, (0%
until 2000), 12/15/04/(1)/                          4,500            4,966,875
--------------------------------------------------------------------------------
                                                                  $ 46,396,225
--------------------------------------------------------------------------------

Chemicals -- 1.3%
--------------------------------------------------------------------------------
Huntsman Corp., Sr. Sub. Notes,
9.50%, 7/1/07/(1)/                             $    1,000         $    965,000
NL Industries, Inc., Sr. Notes,
11.75%, 10/15/03                                    5,040            5,468,400
Sterling Chemicals Holdings, Inc., Sr.
Sub. Notes, 11.75%, 8/15/06                         6,240            5,397,600
--------------------------------------------------------------------------------
                                                                  $ 11,831,000
--------------------------------------------------------------------------------

Communications Equipment -- 0.6%
--------------------------------------------------------------------------------
Jordan Telecom Products, Inc., Sr. Disc.
Notes, 11.75%, (0% until 2000), 8/1/07         $    7,700         $  5,698,000
--------------------------------------------------------------------------------
                                                                  $  5,698,000
--------------------------------------------------------------------------------

Computer Equipment -- 1.0%
--------------------------------------------------------------------------------
Unisys Corp., Sr. Notes,
11.75%, 10/15/04                               $    2,600         $  2,938,000
Unisys Corp., Sr. Notes, 12.00%, 4/15/03            5,600            6,272,000
--------------------------------------------------------------------------------
                                                                  $  9,210,000
--------------------------------------------------------------------------------

Containers and Packaging -- 1.6%
--------------------------------------------------------------------------------
Applied Extrusion Inc., Sr. Notes,
11.50%, 4/1/02                                 $    6,000         $  6,090,000
Consumers International, Inc., Sr. Notes,
10.25%, 4/1/05                                      3,935            4,072,725
S.D. Warren Co., Sr. Sub. Notes,
12.00%, 12/15/04                                    3,800            4,132,500
--------------------------------------------------------------------------------
                                                                  $ 14,295,225
--------------------------------------------------------------------------------

Electric Utilities -- 1.6%
--------------------------------------------------------------------------------
Cal Energy Company, Inc., Sr. Notes,
9.50%, 9/15/06                                 $    5,500         $  6,130,795
Calpine Corp., Sr. Notes, 7.875%, 4/1/08            8,000            7,800,000
--------------------------------------------------------------------------------
                                                                  $ 13,930,795
--------------------------------------------------------------------------------

Electrical Equipment -- 0.4%
--------------------------------------------------------------------------------
Wavetek Corp., Sr. Sub. Notes,
10.125%, 6/15/07                               $    3,360         $  3,192,000
--------------------------------------------------------------------------------
                                                                  $  3,192,000
--------------------------------------------------------------------------------

Engineering and Construction -- 1.4%
--------------------------------------------------------------------------------
Level 3 Communications, Inc., Sr. Notes,
9.125%, 5/1/08                                 $   13,260         $ 12,596,999
--------------------------------------------------------------------------------
                                                                  $ 12,596,999
--------------------------------------------------------------------------------

Entertainment -- 4.2%
--------------------------------------------------------------------------------
Australis Media Ltd., Sub. Disc. Notes,
15.75%, (0% until 2000), 5/15/03/(2)/          $    4,490         $     56,120
Cinemark USA, Inc., Sr. Sub. Notes,
8.50%, 8/1/08                                       6,640            6,374,400
Loews Cineplex Entertain, Sr. Sub. Notes,
8.875%, 8/1/08/(1)/                                 6,800            6,757,500
Premier Parks, Inc., Sr. Disc. Notes,
10.00%, (0% until 2003), 4/1/08                     4,800            3,012,000
Premier Parks, Inc., Sr. Notes,
9.25%, 4/1/06                                       5,600            5,551,000
Regal Cinemas, Inc., Sr. Sub. Notes,
9.50%, 6/1/08/(1)/                                  8,280            8,404,200
SFX Entertainment, Inc., Sr. Sub. Notes,
9.125%, 2/1/08                                      1,480            1,383,800
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50%, (0% until 2003), 8/15/08/(1)/        9,800            5,194,000
--------------------------------------------------------------------------------
                                                                  $ 36,733,020
--------------------------------------------------------------------------------

Foods -- 3.0%
--------------------------------------------------------------------------------
B & G Foods, Inc., Sub. Notes,
9.625%, 8/1/07                                 $    4,645         $  4,412,750
Del Monte Corp., Sr. Notes,
12.25%, 4/15/07                                     4,400            4,818,000
Del Monte Foods Co., Sr. Disc. Notes,
12.50%, (0% until 2002), 12/15/07                   5,400            3,078,000
Grupo Azucarero Mexico, Sr. Notes,
11.50%, 1/15/05                                     4,800            1,440,000
International Home Foods, Inc., Sr. Sub.
Notes, 10.375%, 11/1/06                             9,000            9,540,000
RAB Enterprises, Inc., Sr. Notes,
10.50%, 5/1/05/(1)/                                 3,840            3,628,800
--------------------------------------------------------------------------------
                                                                  $ 26,917,550
--------------------------------------------------------------------------------


                       See notes to financial statements

High Income Portfolio  as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D
(Expressed in United States Dollars)


                                               Principal
                                               Amount
Security                                       (000's omitted)    Value
--------------------------------------------------------------------------------

Health Services -- 0.6%
--------------------------------------------------------------------------------
Dade International, Inc., Sr. Sub. Notes,
11.125%, 5/1/06                                $    4,800         $  5,184,000
--------------------------------------------------------------------------------
                                                                  $  5,184,000
--------------------------------------------------------------------------------

Household Products -- 2.0%
--------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                               $    4,480         $  4,032,000
Corning Consumer Product, Inc., Sr. Sub.
Notes, 9.625%, 5/1/08/(1)/                          2,785            2,269,775
Diamond Brands, Inc., Debs., 12.875%, (0%
until 2003), 4/15/09/(1)/                           2,800            1,176,000
Diamond Brands, Inc., Sr. Sub. Notes,
10.125%, 4/15/08/(1)/                               4,480            4,166,400
Icon Health and Fitness, Inc., Sr. Sub.
Notes, 13.00%, 7/15/02                              4,000            2,080,000
Jafra Cosmetics International, Inc., Sr.
Sub. Notes, 11.75%, 5/1/08/(1)/                     4,000            3,680,000
--------------------------------------------------------------------------------
                                                                  $ 17,404,175
--------------------------------------------------------------------------------

Information Services -- 3.6%
--------------------------------------------------------------------------------
Cellnet Data Systems, Inc., Sr. Disc.
Notes, 14.00%, (0% until 2002), 10/1/07        $   10,400         $  4,160,000
Diva Systems Corp., Sr. Disc. Notes,
12.625%, (0% until 2003), 3/1/08/(1)/               6,000            2,160,000
Orbital Imaging Corp., Sr. Notes,
11.625%, 3/1/05                                     3,760            3,384,000
Psinet, Inc., Sr. Notes, 10.00%, 2/15/05            9,800            9,849,000
Splitrock Services, Inc., Sr. Notes,
11.75%, 7/15/08/(1)/                                4,000            3,660,000
Verio, Inc., Sr. Notes, 10.375%, 4/1/05             5,360            5,333,200
Verio, Inc., Sr. Notes, 13.50%, 6/15/04             3,200            3,536,000
--------------------------------------------------------------------------------
                                                                  $ 32,082,200
--------------------------------------------------------------------------------

Lodging and Gaming -- 5.9%
--------------------------------------------------------------------------------
Aztar Corp., Sr. Sub. Notes,
13.75%, 10/1/04                                $    5,000         $  5,425,000
Empress Entertainment, Sr. Sub. Notes,
8.125%, 7/1/06/(1)/                                 2,000            1,990,000
Extended Stay America, Sr. Sub. Notes,
9.15%, 3/15/08                                     10,950           10,238,250
Harvey Casinos Resorts, Sr. Sub. Notes,
10.625%, 6/1/06                                     8,550            9,105,750
HMH Properties, Sr. Notes,
7.875%, 8/1/05                                      3,700            3,718,500
HMH Properties, Sr. Notes,
7.875%, 8/1/08                                      8,000            7,940,000
Horseshoe Gaming L.L.C., Sr. Sub. Notes,
9.375%, 6/15/07                                $    6,800         $  6,664,000
Showboat Marina Casino, 1st Mtg. Notes,
13.50%, 3/15/03                                     6,000            6,570,000
--------------------------------------------------------------------------------
                                                                  $ 51,651,500
--------------------------------------------------------------------------------

Machinery -- 0.3%
--------------------------------------------------------------------------------
Alvey Systems, Inc., Sr. Sub. Notes,
11.375%, 1/31/03                               $    2,400         $  2,502,000
--------------------------------------------------------------------------------
                                                                  $  2,502,000
--------------------------------------------------------------------------------

Manufacturing -- 3.7%
--------------------------------------------------------------------------------
GSI Group, Inc., Sr. Sub. Notes,
10.25%, 11/1/07                                $    3,680         $  3,128,000
IMO Industries, Sr. Sub. Notes,
11.75%, 5/1/06                                      4,680            5,054,400
Iron Age Corp., Sr. Sub. Notes,
9.875%, 5/1/08/(1)/                                 5,000            4,375,000
MCMS, Inc., Sr. Sub. Notes,
9.75%, 3/1/08                                       3,330            1,998,000
P & L Coal Holdings Corp., Sr. Sub.
Notes, 9.625%, 5/15/08/(1)/                         9,920            9,920,000
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00%, (0% until 2002), 6/15/09/(1)/       12,875            7,918,125
--------------------------------------------------------------------------------
                                                                  $ 32,393,525
--------------------------------------------------------------------------------

Medical Products -- 0.3%
--------------------------------------------------------------------------------
Alliance Imaging, Sr. Sub Notes,
9.625%, 12/15/05                               $    2,700         $  2,598,750
--------------------------------------------------------------------------------
                                                                  $  2,598,750
--------------------------------------------------------------------------------

Metals - Industrial -- 0.6%
--------------------------------------------------------------------------------
GS Technologies Corp., Sr. Notes,
12.25%, 10/1/05                                $    5,500         $  5,005,000
--------------------------------------------------------------------------------
                                                                  $  5,005,000
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 2.4%
--------------------------------------------------------------------------------
Dailey International, Inc., Sr. Notes,
9.50%, 2/15/08                                 $    9,120         $  5,563,200
Grant Geophysical, Inc., Sr. Notes,
9.75%, 2/15/08                                      5,600            4,480,000
Ocean Energy, Inc., Sr. Sub. Notes,
8.875%, 7/15/07                                     1,000            1,005,000


                       See notes to financial statements

High Income Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D
(Expressed in United States Dollars)



                                               Principal
                                               Amount
Security                                       (000's omitted)    Value
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services
(continued)
--------------------------------------------------------------------------------
Ocean Energy, Inc., Sr. Sub. Notes,
10.375%, 10/15/05                              $    3,950         $  4,167,250
Universal Compression, Inc., Sr. Disc.
Notes, 9.875%, (0% until 2003), 2/15/08/(1)/        9,400            5,546,000
--------------------------------------------------------------------------------
                                                                  $ 20,761,450
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 1.1%
--------------------------------------------------------------------------------
Coho Energy, Inc., Sr. Sub. Notes,
8.875%, 10/15/07                               $    4,000         $  3,740,000
Energy Corp. of America, Sr. Sub. Notes,
9.50%, 5/15/07                                      3,600            3,258,000
United Refining Co., Sr. Notes,
10.75%, 6/15/07                                     3,200            2,624,000
--------------------------------------------------------------------------------
                                                                  $  9,622,000
--------------------------------------------------------------------------------

Paper and Forest Products -- 0.8%
--------------------------------------------------------------------------------
Asia Pulp and Paper, Debs,
12.00%, 12/29/49                               $    6,000         $  3,012,660
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%, 7/1/07                               3,400            1,479,000
Pindo Deli Finance Mauritius, Ltd.,
Guaranteed Sr. Notes, 10.75%, 10/1/07               2,400            1,056,000
Tjiwi Kimia Finance Mauritus, Ltd.,
Guaranteed Sr. Sub. Notes, 10.00%, 8/1/04           3,800            1,634,000
--------------------------------------------------------------------------------
                                                                  $  7,181,660
--------------------------------------------------------------------------------

Printing and Business Products -- 1.0%
--------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub. Notes,
10.50%, 12/1/06                                $    6,600         $  6,501,000
US Office Products Co., Sr. Sub. Notes,
9.75%, 6/15/08/(1)/                                 3,000            2,520,000
--------------------------------------------------------------------------------
                                                                  $  9,021,000
--------------------------------------------------------------------------------

Publishing -- 1.4%
--------------------------------------------------------------------------------
American Lawyer Media Corp., Sr. Disc.
Notes, 12.25%, (0% until 2002), 12/15/08       $    2,920         $  1,781,200
Newsquest Capital Corp., Sr. Sub. Notes,
11.00%, 5/1/06                                      4,441            5,007,228
Newsquest Capital Corp., Sr. Sub. Notes,
11.00%, 5/1/06                                        605              683,650
Von Hoffman Press, Inc., Sr. Sub Notes,
10.375%, 5/15/07/(1)/                               4,800            4,848,000
--------------------------------------------------------------------------------
                                                                  $ 12,320,078
--------------------------------------------------------------------------------

Retail - Food and Drug -- 2.9%
--------------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                $    9,600         $  9,792,000
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                    8,745            8,613,825
Star Markets Co., Sr. Sub. Notes,
13.00%, 11/1/04                                     6,200            6,804,500
--------------------------------------------------------------------------------
                                                                  $ 25,210,325
--------------------------------------------------------------------------------

Retail - General -- 2.8%
--------------------------------------------------------------------------------
Advance Holding Corp., Debs., 12.875%,
(0% until 2003), 4/15/09/(1)/                  $    4,000         $  2,300,000
Advance Stores Co., Inc., Sr. Sub. Notes,
10.25%, 4/15/08/(1)/                                8,400            8,190,000
Franks Nursery and Crafts, Sr. Sub.
Notes, 10.25%, 3/1/08                               4,000            3,940,000
Kindercare Learning Ctrs., Inc., Sr. Sub.
Notes, 9.50%, 2/15/09                               8,100            7,654,500
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                    3,000            3,045,000
--------------------------------------------------------------------------------
                                                                  $ 25,129,500
--------------------------------------------------------------------------------

Transportation -- 0.2%
--------------------------------------------------------------------------------
MTL, Inc., Sr. Sub. Notes, Variable
Rate, 6/15/06/(1)/                             $    1,600         $  1,520,000
--------------------------------------------------------------------------------
                                                                  $  1,520,000
--------------------------------------------------------------------------------

Wireless Communication Services -- 7.2%
--------------------------------------------------------------------------------
America Mobile/ AMSC Acquisition Corp.,
Sr. Notes, 12.25%, 4/1/08                      $    4,100         $  2,480,500
Dobson Communications Corp., Sr. Notes,
11.75%, 4/15/07                                     7,830            7,869,150
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08/(1)/                                 6,800            6,120,000
Ionica PLC, Sr. Notes, 13.50%, 8/15/06              1,600              512,000
Millicom International Cellular, Sr. Disc
Notes, 13.50%, (0% until 2001), 6/1/06              7,200            4,644,000
Mobile Telecom Technology, Sr. Notes,
13.50%, 12/15/02                                    4,000            4,500,000
Nextel Communications, Inc., Sr. Disc.
Notes, 9.75%, (0% until 1999), 8/15/04              8,345            8,032,063
Nextel Communications, Inc., Sr. Disc.
Notes, 9.75%, (0% until 2002), 10/31/07             4,800            2,892,000


                       See notes to financial statements

High Income Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D
(Expressed in United States Dollars)



                                               Principal
                                               Amount
Security                                       (000's omitted)    Value
--------------------------------------------------------------------------------

Wireless Communication Services (continued)
--------------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, (0% until 2002), 9/15/07        $      250         $     158,125
Nextel International, Inc., Sr. Disc.
Notes, 12.125%, (0% until 2003), 4/15/08           15,000             6,825,000
Omnipoint Corp., Sr. Notes,
11.625%, 8/15/06                                    2,580             1,612,500
Orange PLC, Sr. Notes, 8.00%, 8/1/08                1,200             1,176,000
Orion Network Systems, Inc., Sr. Disc.
Notes, 12.50%, (0% until 2002), 1/15/07             1,600             1,128,000
Orion Network Systems, Inc., Sr. Notes,
11.25%, 1/15/07                                     5,600             5,432,000
USA Mobile Communications, Sr. Notes,
9.50%, 2/1/04                                       1,500             1,350,000
Viatel, Inc., Sr. Disc. Notes, 12.50%,
(0% until 2003), 4/15/08                            5,050             2,424,000
Viatel, Inc., Sr. Notes, 11.25%, 4/15/08            7,525             6,810,125
--------------------------------------------------------------------------------
                                                                  $  63,965,463
--------------------------------------------------------------------------------

Wireline Communication Services -- 16.4%
--------------------------------------------------------------------------------
Allegiance Telecom, Inc., Sr. Disc.
Notes, 11.75%, (0% until 2003), 2/15/08        $   17,125         $   7,535,000
Allegiance Telecom, Inc., Sr. Notes,
12.875%, 5/15/08                                   12,375            11,756,250
Call-Net Enterprises, Inc., Sr. Disc.
Notes, 8.94%, (0% until 2003), 8/15/08             11,720             6,856,200
Call-Net Enterprises, Inc., Sr. Notes,
8.00%, 8/15/08                                        720               684,000
Esat Telecom Group PLC, Sr. Deferred
Coupon Notes, 12.50%, (0% until 2002),
2/1/07                                              3,875             2,480,000
Esat Telecom Group PLC, Sr. Deferred
Coupon Notes, 12.50%, (0% until 2002),
2/1/07                                              3,600             2,304,000
Esprit Telecom Group PLC, Sr. Notes,
10.875%, 6/15/08/(1)/                               8,900             8,054,500
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                                   10,200             9,562,500
Facilicom International, Sr. Notes,
10.50%, 1/15/08                                     4,640             4,036,800
Global Crossing Holding Ltd., Sr. Notes,
9.625%, 5/15/08/(1)/                               11,630            11,368,325
GST Telecommunications, Sr. Sub. Notes,
12.75%, 11/15/07                                    3,700             3,478,000
Hyperion Telecommunications, Inc., Sr.
Notes, 12.25%, 9/1/04                              13,100            12,936,249
Icg Holdings, Inc., Sr. Disc. Notes,
12.50%, (0% until 2001), 5/1/06                     8,755             6,281,713
Intermedia Communications, Inc., Sr.
Notes, 8.60%, 6/1/08                                7,915             7,875,425
Metronet Communications, Sr. Disc. Notes,
10.75%, (0% until 2002), 11/1/07                    4,800             2,928,000
Metronet Communications, Sr. Notes,
12.00%, 8/15/07                                     5,000             5,350,000
MGC Communications, Inc., Sr. Notes,
13.00%, 10/1/04                                     2,100             1,785,000
Netia Holdings B.V., Sr. Disc. Notes,
11.25%, (0% until 2001), 11/1/07                    1,200               492,000
Nextlink Communications, Inc., Sr. Notes,
9.625%, 10/1/07                                     6,280             6,154,400
Nextlink Communications, Inc., Sr. Notes,
12.50%, 4/15/06                                     6,720             7,274,400
Primus Telecom Group, Sr. Notes,
9.875%, 5/15/08                                     2,400             2,100,000
Primus Telecom Group, Sr. Notes,
11.75%, 8/1/04                                      4,600             4,462,000
RSL Commerce, Ltd., Sr. Notes,
12.25%, 11/15/06                                    4,565             4,724,775
SBA Communications Corp., Sr. Disc.
Notes, 12.00%, (0% until 2003), 3/1/08             11,705             6,262,175
Versatel Telecom B.V., Sr. Notes,
13.25%, 5/15/08/(1)/                                7,840             7,604,800
--------------------------------------------------------------------------------
                                                                  $ 144,346,512
--------------------------------------------------------------------------------

Total Corporate Bonds & Notes
     (identified cost $868,591,913)                               $ 805,339,564
--------------------------------------------------------------------------------

Common Stocks, Warrants and
Rights-- 0.4%

Security                                         Shares           Value
--------------------------------------------------------------------------------

Broadcasting and Cable -- 0.0%
--------------------------------------------------------------------------------
21st Century Telecom Group, Warrants/(2)//(3)/        800         $         --
Star Choice Communications, Warrants/(2)//(3)/     18,528                   --
UIH Australia/Pacific, Inc.,
Warrants/(2)//(3)/                                  3,600                   36
United International Holdings, Inc.,
Warrants Exp. 11/15/99/(2)//(3)/                    7,840               19,600
--------------------------------------------------------------------------------
                                                                  $     19,636
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 0.0%
--------------------------------------------------------------------------------
Unisite, Inc., Warrants/(2)//(3)/                   2,252         $         --
--------------------------------------------------------------------------------
                                                                  $         --
--------------------------------------------------------------------------------



                       See notes to financial statements

High Income Portfolio  as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D
(Expressed in United States Dollars)


Security                                         Shares           Value
--------------------------------------------------------------------------------

Chemicals -- 0.0%
--------------------------------------------------------------------------------
Sterling Chemicals Holdings, Common/(2)//(3)/       9,600         $    85,200
--------------------------------------------------------------------------------
                                                                  $    85,200
--------------------------------------------------------------------------------

Communications Equipment -- 0.0%
--------------------------------------------------------------------------------
Jordan Telecom Products, Inc., Common/(2)//(3)/     2,500         $        --
--------------------------------------------------------------------------------
                                                                  $        --
--------------------------------------------------------------------------------

Foods -- 0.0%
--------------------------------------------------------------------------------
Specialty Foods Acquisition
Corp., Common/(2)//(3)/                            48,000         $       480
--------------------------------------------------------------------------------
                                                                  $       480
--------------------------------------------------------------------------------

Information Services -- 0.1%
--------------------------------------------------------------------------------
Cellnet Data Systems, Inc., Warrants
Exp. 10/1/07/(2)//(3)/                              8,000         $        80
Concentric Network Corp., Warrants/(2)//(3)/        3,200             169,184
Orbital Imaging Corp., Warrants/(2)//(3)/           3,760                  --
Verio, Inc., Warrants/(2)//(3)/                    25,600           1,003,776
--------------------------------------------------------------------------------
                                                                  $ 1,173,040
--------------------------------------------------------------------------------

Metals - Industrial -- 0.0%
--------------------------------------------------------------------------------
Gulf States Steel, Warrants/(2)//(3)/               2,400         $       120
--------------------------------------------------------------------------------
                                                                  $       120
--------------------------------------------------------------------------------

Wireless Communication Services -- 0.1%
--------------------------------------------------------------------------------
America Mobile, Warrants
Exp. 4/01/08/(2)//(3)/                              4,100         $        --
Loral Space and Communications
Ltd., Common/(2)//(3)/                              4,149              63,791
Microcell Telecommunication,                       58,400             782,428
Warrants/(2)//(3)/
Nextel Communications, Inc.,
Class A, Common/(2)//(3)/                          11,154             224,463
Nextel Communications, Inc., Warrants
Exp. 4/25/99/(2)//(3)/                              7,200               4,320
--------------------------------------------------------------------------------
                                                                  $ 1,075,002
--------------------------------------------------------------------------------

Wireline Communication Services -- 0.2%
--------------------------------------------------------------------------------
Allegiance Telecom, Inc., Warrants
Exp. 2/15/08/(2)//(3)/                             26,555         $   289,184
Esat Holdings, Ltd., Warrants/(2)//(3)/             3,600             126,000
Hyperion Telecommunications,
Inc., Common/(2)//(3)/                             24,240             133,562
Intermedia Communications,
Inc., Common/(2)//(3)/                              6,788         $   166,926
Metronet Communications
Corp., Common/(2)//(3)/                             3,086              55,164
MGC Communications, Inc., Warrants
Exp. 10/01/04/(2)/                                  5,680             247,932
Optel, Inc., Common/(2)/                            5,840             116,800
Primus Telecom Group, Warrants
Exp. 8/1/04/(2)//(3)/                               4,600             161,000
Versatel Telecom B.V., Warrants/(2)//(3)/           7,840                  --
--------------------------------------------------------------------------------
                                                                  $ 1,296,568
--------------------------------------------------------------------------------

Total Common Stocks, Warrants and Rights
     (identified cost $2,381,027)                                 $ 3,650,046
--------------------------------------------------------------------------------

Preferred Stocks-- 7.4%

Security                                         Shares           Value
--------------------------------------------------------------------------------

Apparel -- 0.4%
--------------------------------------------------------------------------------
Cluett American Corp., 12.50% (PIK)/(1)/            4,000         $  3,720,000
--------------------------------------------------------------------------------
                                                                  $  3,720,000
--------------------------------------------------------------------------------

Broadcasting and Cable -- 2.6%
--------------------------------------------------------------------------------
21st Century Telecom Group, 13.75% (PIK)              829         $    663,200
Adelphia Communications Corp., 13% (PIK)           48,000            5,580,000
CSC Holdings, Inc., Series M, 11.125% (PIK)       116,881           12,915,350
Echostar Communications, 12.125% (PIK)              3,498            3,323,014
--------------------------------------------------------------------------------
                                                                  $ 22,481,564
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 0.2%
--------------------------------------------------------------------------------
Unisite, Inc., 8.5% (PIK)/(3)/                      3,239         $  1,603,058
--------------------------------------------------------------------------------
                                                                  $  1,603,058
--------------------------------------------------------------------------------

Communications Equipment -- 0.3%
--------------------------------------------------------------------------------
Jordan Telecom Products, Inc., 13.25% (PIK)/(1)/    2,500         $  2,875,000
--------------------------------------------------------------------------------
                                                                  $  2,875,000
--------------------------------------------------------------------------------

Machinery -- 0.2%
--------------------------------------------------------------------------------
MMH Holdings, Inc., 12% (PIK)                       1,630         $  1,393,650
--------------------------------------------------------------------------------
                                                                  $  1,393,650
--------------------------------------------------------------------------------


                       See notes to financial statements

High Income Portfolio  as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D
(Expressed in United States Dollars)


Security                                         Shares           Value
--------------------------------------------------------------------------------

Wireless Communication Services -- 1.8%
--------------------------------------------------------------------------------
Dobson Communications Corp., 12.25% (PIK)           4,027         $   3,624,300
E.spire Communications, Inc., 12.75% (PIK)          4,422             3,669,915
Nextel Communications, Inc., 11.125% (PIK)          5,076             4,568,400
Rural Cellular Corp., 11.375% (PIK)                 4,114             3,702,320
Viatel, Inc., 10% (PIK)                             6,273               439,110
--------------------------------------------------------------------------------
                                                                  $  16,004,045
--------------------------------------------------------------------------------

Wireline Communication Services -- 1.9%
--------------------------------------------------------------------------------
Intermedia Communications, Inc., 7% (PIK)         185,000         $   4,497,813
IXC Communications, Inc., Series B,
12.5% (PIK)                                        10,770            11,470,050
Nextlink Communications, 14% (PIK)                 20,897             1,086,644
--------------------------------------------------------------------------------
                                                                  $  17,054,507
--------------------------------------------------------------------------------

Total Preferred Stocks
     (identified cost $67,407,932)                                $  65,131,824
--------------------------------------------------------------------------------

Short-Term Investments -- 0.9%

                                               Principal
                                               Amount
Security                                       (000's omitted)    Value
--------------------------------------------------------------------------------
Corporate Recreation Corp., 5.75%, 10/1/98     $    7,514         $   7,514,000
--------------------------------------------------------------------------------

Total Short-Term Investments
     (at amortized cost $7,514,000)                               $   7,514,000
--------------------------------------------------------------------------------

Total Investments -- 100.0%
     (identified cost $945,894,872)                               $ 881,635,434
--------------------------------------------------------------------------------
(PIK) Payment-in-kind.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold this security until maturity.
(2)  Non-income producing security.
(3)  Restricted security.


                       See notes to financial statements

High Income Portfolio as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of September 30, 1998
(Expressed in United States Dollars)
Assets
--------------------------------------------------------------------------------
Investments, at value (identified cost,
    $945,894,872)                                                 $ 881,635,434
Cash                                                                      1,894
Receivable for investments sold                                         412,400
Interest and dividends receivable                                    22,428,742
Deferred organization expenses                                            2,989
--------------------------------------------------------------------------------
Total assets                                                      $ 904,481,459
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                 $   2,744,060
Payable to affiliate for Trustees' fees                                   1,040
Other accrued expenses                                                   41,011
--------------------------------------------------------------------------------
Total liabilities                                                 $   2,786,111
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                                     $ 901,695,348
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                                   $ 965,954,786
Net unrealized depreciation (computed on the basis
    of identified cost)                                             (64,259,438)
--------------------------------------------------------------------------------
Total                                                             $ 901,695,348
--------------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
September 30, 1998
(Expressed in United States Dollars)
Investment Income
--------------------------------------------------------------------------------
Interest                                                          $  46,919,855
Dividends                                                             3,929,786
Miscellaneous                                                           556,577
--------------------------------------------------------------------------------
Total investment income                                           $  51,406,218
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                            $   2,931,571
Trustees fees and expenses                                               12,643
Custodian fee                                                           146,395
Legal and accounting services                                            52,728
Amortization of organization expenses                                     2,265
Miscellaneous                                                             2,175
--------------------------------------------------------------------------------
Total expenses                                                    $   3,147,777
--------------------------------------------------------------------------------

Net investment income                                             $  48,258,441
--------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)               $   3,257,760
    Foreign currency transactions                                         4,653
--------------------------------------------------------------------------------
Net realized gain                                                 $   3,262,413
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                           $(116,235,937)
--------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation)                                                $(116,235,937)
--------------------------------------------------------------------------------

Net realized and unrealized loss                                  $(112,973,524)
--------------------------------------------------------------------------------

Net decrease in net assets from operations                        $ (64,715,083)
--------------------------------------------------------------------------------




                       See notes to financial statements

High Income Portfolio as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

(Expressed in United States Dollars)


                                      Six Months Ended
Increase (Decrease)                   September 30, 1998         Year Ended
in Net Assets                         (Unaudited)                March 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                   $  48,258,441          $  78,751,905
   Net realized gain                           3,262,413             40,197,991
   Net change in unrealized
      appreciation (depreciation)           (116,235,937)            41,198,260
--------------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                  $ (64,715,083)         $ 160,148,156
--------------------------------------------------------------------------------
 Capital transactions --
    Contributions                          $ 174,851,243          $ 306,797,835
    Withdrawals                             (168,941,522)          (213,156,743)
--------------------------------------------------------------------------------
Net increase in net assets from
   capital transactions                    $   5,909,721          $  93,641,092
--------------------------------------------------------------------------------

Net increase (decrease) in
   net assets                              $ (58,805,362)         $ 253,789,248
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                     $ 960,500,710          $ 706,711,462
--------------------------------------------------------------------------------
At end of period                           $ 901,695,348          $ 960,500,710
--------------------------------------------------------------------------------




                       See notes to financial statements

High Income Portfolio  as of September 30, 1998

FINANCIAL STATEMENTS CONT'D
Supplementary Data
(Expressed in United States Dollars)


                                             Six Months Ended                        Year Ended March 31,
                                             September 30, 1998     ---------------------------------------------------------
                                             (Unaudited)             1998          1997           1996          1995/(1)/
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------
Expenses                                           0.64%/(2)/         0.63%          0.67%          0.71%          0.70%/(2)/
Net investment income                              9.82%/(2)/         9.63%         10.02%         10.41%         10.63%/(2)/
Portfolio Turnover                                   65%               137%            78%            88%            53%
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)      $901,695           $960,501       $706,711       $511,347       $442,552
-----------------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, June 1, 1994, to March 31,
      1995.
/(2)/ Annualized.


                       See notes to financial statements

High Income Portfolio as of September 30, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited)
(Expressed in United States Dollars)



1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

    C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

    D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Other -- Investment transactions are accounted for on a trade date basis.

    H Interim Financial Information -- The interim financial statements relating to September 30, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

High Income Portfolio as of September 30, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D
(Expressed in United States Dollars)



2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1998, the fee was equivalent to 0.60% (annualized) of the Portfolio's average daily net assets and amounted to $2,931,571. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1998, no significant amounts have been deferred.

3   Investments
    ----------------------------------------------------------------------------
    The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $635,779,620 and $607,445,913, respectively, for the six months ended September 30, 1998.

4   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended September 30, 1998.

5   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at September 30, 1998, as computed on a federal income tax basis, were as follows:

    Aggregate cost                                           $   945,894,872
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                            $    79,222,579

    Gross unrealized depreciation                               (143,482,017)
    ----------------------------------------------------------------------------
    Net unrealized depreciation                              $   (64,259,438)
    ----------------------------------------------------------------------------

6   Restricted Securities
    ----------------------------------------------------------------------------
    At September 30, 1998, the Portfolio owned the following securities (constituting 0.54% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A Securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to certain of these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.


                                Date of
    Description               Acquisition  Shares/Face    Cost     Fair Value
    ----------------------------------------------------------------------------

    Common Stocks, Warrants, and Rights
    ----------------------------------------------------------------------------
    Allegiance Telecom, Inc.,
      Wts., Exp. 2/15/08            1/29/98      26,555  $        0  $  289,184
    America Mobile, Wts.,           3/26/98       4,100           0           0
      Exp. 4/1/08
    Cellnet Data Systems, Inc.,
      Wts., Exp. 10/1/07            9/24/98       8,000           0          80
    Concentric Network
      Corp., Wts.                   7/16/98       3,200           0     169,184
    Esat Holdings, Ltd., Wts.       6/19/97       3,600           0     126,000
    Gulf States Steel, Wts.         8/22/95       2,400           0         120
    Hyperion
      Telecommunications,
      Inc., Common                  6/24/98      24,240          75     133,562
    Intermedia Communications,
      Inc., Common                  5/21/98       6,788     231,907     166,926
    Jordan Telecom Products,
      Inc., Common                   1/9/98       2,500           0           0

High Income Portfolio as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D
(Expressed in United States Dollars)


                                 Date of
    Description                  Acquisition  Shares/Face    Cost    Fair Value
    ----------------------------------------------------------------------------

    Common Stocks, Warrants, and Rights (continued)
    ----------------------------------------------------------------------------
    Loral Space &
      Communications
      Ltd., Common                  6/23/98       4,149  $      101  $   63,791
    Metronet Communications,
      Common                        6/04/98       3,086          36      55,164
    Microcell Telecommunication,
      Wts.                         10/30/96      58,400     647,700     782,428
    Nextel Communications,
      Inc., Common                  8/25/98      11,154     180,000     224,463
    Nextel Communications, Inc.,
      Wts., Exp.4/25/99            10/04/96       7,200           0       4,320
    Orbital Imaging Corp., Wts.     5/28/98       3,760           0           0
    Primus Telecommunications,
      Wts., Exp. 8/1/04             5/14/98       4,600           0     161,000
    Specialty Foods Acq.
      Corp., Common                 8/10/93      48,000      34,886         480
    Star Choice
      Communication, Wts.           4/29/98      18,528           0           0
    Sterling Chemicals
      Hldgs., Inc., Common         10/07/96       9,600          96      85,200
    21st Century Telecom
      Grp., Wts.                    2/02/98         800           0           0
    UIH Australia/Pacific,
      Inc., Wts.                    2/05/98       3,600           0          36
    Unisite, Inc., Wts.             12/9/97       2,252           0           0
    United International Holdings,
      Inc., Wts.,
      Exp. 11/15/99                11/16/94       7,840     222,186      19,600
    Verio, Inc., Wts.                5/5/98      25,600   1,064,000   1,003,776
    Versatel Telecom B.V., Wts.     5/20/98       7,840           0           0
    ----------------------------------------------------------------------------
                                                         $2,380,987  $3,285,314

    Preferred Stock
    ----------------------------------------------------------------------------
    Unisite, Inc., 8.5% (PIK)       12/9/97       3,239   1,499,847   1,603,058
    ----------------------------------------------------------------------------
                                                         $3,880,834  $4,888,372
    ----------------------------------------------------------------------------

High Income Portfolio as of September 30, 1998

INVESTMENT MANAGEMENT

High Income Portfolio

             Officers                        Independent Trustees
             M. Dozier Gardner               Donald R. Dwight
             President and Trustee           President, Dwight Partners, Inc.

             James B. Hawkes                 Samuel L. Hayes, III
             Vice President and Trustee      Jacob H. Schiff Professor of Investment
                                             Banking, Harvard University Graduate School of
             Michael W. Weilheimer           Business Administration
             Vice President and
             Portfolio Manager               Norton H. Reamer
                                             Chairman and Chief Executive Officer, United Asset
             Raymond O'Neill                 Management Corporation
             Vice President
                                             John L. Thorndike
             Michel Normandeau               Formerly Director, Fiduciary Company Incorporated
             Vice President
                                             Jack L. Treynor
             James L. O'Connor               Investment Adviser and Consultant
             Treasurer

             Alan R. Dynner
             Secretary